Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
March 31, 2020

	Shares	Value
Common Stocks - 66.03%

Aerospace & Defense - 2.16%
Kratos Defense & Security Solutions, Inc. (a)	20,000	276,800
		276,800

Banks - 3.98%
Regions Financial Corporation (a)	30,000	269,100
Signature Bank	3,000	241,170
		510,270

Biotechnology - 1.05%
Opko Health, Inc.	100,000	134,000
		134,000

Capital Markets - 8.37%
180 Degree Capital Corp.	100,000	135,820
Manning & Napier, Inc. (a)	350,000	437,500
MVC Capital, Inc. (a)	40,000	174,800
PennantPark Investment Corporation	125,000	323,750
		1,071,870

Chemicals - 0.94%
Venator Materials PLC	70,000	120,400
		120,400

Communications Equipment - 1.58%
Qualcomm, Inc.	3,000	202,950
		202,950

ETFs - 4.48%
iShares Russell 2000 Value ETF	7,000	574,210
		574,210

Electrical Equipment - 2.52%
Enphase Energy, Inc.	10,000	322,900
		322,900

Electronic Equipment, Instruments & Components - 5.82%
Iteris, Inc (a)	127,000	406,400
Mace Security International, Inc. (a)(c)(e)	2,500,000	338,750
		745,150

Health Care - 0.99%
Laboratory Corporation of America Holdings	1,000	126,390
		126,390

Health Care Equipment & Supplies - 0.36%
Aethlon Medical, Inc.	30,000	45,600
		45,600

IT Services - 8.9%
Square, Inc.	10,000	523,800
Nokia Corporation	100,000	310,000
Conduent Inc.	125,000	306,250
		1,140,050

Machinery - 2.49%
FreightCar America, Inc.	50,000	46,500
Rexnord Corp.	12,000	272,040
		318,540

Media - 2.41%
Viacom, Inc. Class B (a)	22,000	308,220
		308,220

Metals & Mining - 2.85%
IAMGOLD Corp.	160,000	364,800
		364,800

Miscellaneous - 0%
Contra Softbrands, Inc. (a)	40,000	-
		-

Oil, Gas & Consumable Fuels - 2.73%
Callon Petroleum Co.	150,000	82,185
Ring Energy, Inc.	150,000	98,805
Southwestern Energy Co.	100,000	169,000
		349,990

Pharmaceuticals - 4.53%
Bristol-Myers Squibb Co.	10,000	557,400
Bristol-Myers Squibb Co. - Rights	6,000	22,800
		580,200

Professional Services - 2.08%
Acacia Research Corporation	120,000	266,400
		266,400

REIT Senior Securities - 0%
Bhr 5.5% 06/11/2020 @25.00	37,000	205,350
Ellington Financial, 6.750% PFD	1,000	10,650
		216,000

Specialty Retail - 2.83%
Bed Bath & Beyond, Inc.	20,000	84,200
Office Depot, Inc. (a)	170,000	278,800
		363,000

Technology Hardware, Storage, & Peripheral - 3.3%
Diebold Nixdorf Inc.	120,000	422,400
		422,400

TOTAL COMMON STOCKS (Cost $11,368,860)		8,460,140

Investment Companies - 22.87%
RMR Real Estate Income Fund Com	33,000	334,950
Dividend and Income Fund	50,000	439,500
Special Opportunities Fund, Inc.	70,000	665,000
Boulder Growth & Income Fund, Inc.	50,000	460,000
Firsthand Technology Value Fund, Inc.	55,000	204,050
Equus Total Return, Inc.	334,600	317,870
The Gabelli Global Small and Mid Cap Value Trust	70,000	508,900
		2,930,270

TOTAL INVESTMENT COMPANIES (Cost $3,289,082)		2,930,270

Money Market Funds - 11.99%
First American Funds Government Obligation Class Y 0.89% (b)	1,536,650	1,536,650
		1,536,650

TOTAL MONEY MARKET FUNDS (Cost $1,536,650)		1,536,650

TOTAL INVESTMENTS (Cost $16,194,592) 100.89%		12,927,060

Liabilities In Excess of Other Assets - -0.89%		(114,510)

TOTAL NET ASSETS - 100.00%		12,812,550

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2020.
(c) The Portfolio Manager of this fund serves on the Board of Directors for this company.
(d) The CEO of the adviser serves on the Board of Directors for this company.
(e) Adviser owns more than 5% of the outstanding voting shares of the company.